CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - GBP (£) £ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment	£ 91	£ 324	£ 571
Intangible assets	5,645	5,646	2,941
Total Non-Current Assets	5,736	5,970	3,512
Current assets
Trade and other receivables	3,786	6,568	637
Current taxation receivable	123	573	422
Cash and cash equivalents	8,534	1,669	5,971
Total Current Assets	12,443	8,810	7,030
Total assets	18,179	14,780	10,542
Non-current liabilities
Deferred consideration	645	1,306
Borrowings		118	295
Total Non-Current Liabilities	645	1,424	295
Current liabilities
Trade and other payables	2,590	3,504	1,240
Deferred consideration	563	538
Borrowings	61	609	169
Provisions
Derivative financial liability	2,915	383	4,160
Total Current liabilities	6,129	5,034	5,569
Total liabilities	6,774	6,458	5,864
Issued capital and reserves attributable to owners of the parent
Share capital	14,099	11,725	6,253
Share premium	98,923	93,124	86,732
Merger reserve	53,003	53,003	53,003
Warrant reserve	1,185	894	3,457
Foreign exchange reserve	3
Accumulated deficit	(155,808)	(150,424)	(144,767)
Total equity	11,405	8,322	4,678
Total equity and liabilities	£ 18,179	£ 14,780	£ 10,542